Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus [Line Items]
Annual Return [Percent]	15.25%	14.56%	25.85%	(15.59%)